Annual Total Returns [BarChart] - iShares Short Treasury Bond ETF - iShares Short Treasury Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	0.07%
Annual Return 2012	0.02%
Annual Return 2013	0.01%
Annual Return 2014	none
Annual Return 2015	(0.01%)
Annual Return 2016	0.43%
Annual Return 2017	0.65%
Annual Return 2018	1.74%
Annual Return 2019	2.33%
Annual Return 2020	0.83%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was 0.01%.